COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Schedule of commitments
	Leases	Marketing	Total
2019	$4,055,054	$2,545,461	$6,600,515
2020	3,436,577	-	3,436,577
2021	3,407,940	-	3,407,940
2022	3,407,940	-	3,407,940
2023	3,382,177	-	3,382,177
Beyond	46,998,224	-	46,998,224
Total	$64,687,912	$2,545,461	$67,233,373